RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,
	2024	2023

Trade payables and accrued expenses	$58	$53

	Year ended December 31,
	2024	2023	2022
Amounts charged to:

Research and development expenses	$141	$147	$194